Investments in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of the Group's balances of investment in equity investees
The following table summarizes the Group’s balances of investment in equity investees:

	As of December 31,
	2021	2022
	RMB	RMB
Equity Investments without Readily Determinable Fair Value
Plus Corp (“Plus”) (1)	1,007,361	1,100,407
Jiayibingding (Beijing) E-commerce Limited (“JYBD”) (2)	350,000	350,000
Others	879	6,500
Equity Method Investments
Guizhou Fubao Digital Venture Capital Partnership (“Fubao Fund”) (3)	318,588	317,363
Others	1,523	—

Total Investment	1,678,351	1,774,270